UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

Fidelity New York AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2011

1.809073.108

SNM-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value
Florida - 0.4%
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.15% 11/7/11, LOC Northern Trust Co., VRDN (a)	$ 5,500,000	$ 5,500,000
Georgia - 0.2%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Putters 3755, 0.16% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.33% tender 11/14/11, CP mode	2,700,000	2,700,000
Minnesota - 0.1%
St. Paul Port Auth. District Cooling Rev. Series 2009 11DD, 0.24% 11/7/11, LOC Deutsche Bank AG, VRDN (a)	1,000,000	1,000,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.75% tender 11/10/11, CP mode	3,100,000	3,100,000
New York - 86.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.22% 11/7/11, LOC Bank of America NA, VRDN (a)	7,155,000	7,155,000
Clarkstown Central School District TAN 0.5% 11/4/11	4,500,000	4,500,113
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds (Buffalo City School District Proj.) 1.5% 5/1/12	8,455,000	8,499,398
Jamesville-Dewitt NY Central School District BAN Series 2011 A, 1.25% 6/29/12	11,000,000	11,059,785
Kenmore-Tonawanda Union Free School District BAN Series 2011 A, 1.75% 9/6/12	5,798,930	5,860,987
Long Island Pwr. Auth. Elec. Sys. Rev. 0.23% 12/9/11, LOC JPMorgan Chase Bank, CP	7,700,000	7,700,000
Mattitcuk-Cutchogue Union Free School District TAN 1.5% 6/28/12	1,800,000	1,810,807
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	11,590,000	11,590,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.22% 11/7/11, LOC Bank of America NA, VRDN (a)	6,100,000	6,100,000
Nassau Health Care Corp. Rev.:
Bonds:
Series 2009 C1, 0.18%, tender 11/28/11, LOC Wells Fargo Bank NA (a)	15,000,000	15,000,000
Series 2009 C2, 0.16%, tender 1/6/12, LOC Wells Fargo Bank NA (a)	4,030,000	4,030,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Nassau Health Care Corp. Rev.: - continued
Bonds:
Series 2009 D2, 0.2%, tender 1/27/12, LOC JPMorgan Chase Bank (a)	$ 16,000,000	$ 16,000,000
Series 2009 B2, 0.09% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
New York City Gen. Oblig.:
Bonds:
Series 2010 C, 5% 8/1/12	1,025,000	1,061,082
Series 2011 B, 4% 8/1/12	1,700,000	1,747,258
Participating VRDN:
Series BA 08 1052, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	12,895,000	12,895,000
Series BA 08 1131, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	9,715,000	9,715,000
Series Putters 2951, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,460,000	4,460,000
Series Putters 3118, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,185,000	5,185,000
Series Putters 3282, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,650,000	6,650,000
Series Putters 3793, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series 1995 B8, 0.26% 11/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	21,200,000	21,200,000
Series 1995 F3, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
Series 1995 F5, 0.26% 11/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	12,370,000	12,370,000
Series 2003 C4, 0.1% 11/7/11 (Liquidity Facility Bank of Tokyo-Mitsubishi), VRDN (a)	3,500,000	3,500,000
Series 2004 A3, 0.12% 11/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	11,660,000	11,660,000
Series 2004 A6, 0.11% 11/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)	7,650,000	7,650,000
Series 2006 I4, 0.11% 11/7/11, LOC Bank of New York, New York, VRDN (a)	1,000,000	1,000,000
Series 2008 J10, 0.1% 11/7/11 (Liquidity Facility Bank of Tokyo-Mitsubishi), VRDN (a)	4,040,000	4,040,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.17% 11/7/11, LOC RBS Citizens NA, VRDN (a)	2,900,000	2,900,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.25% 11/7/11, LOC RBS Citizens NA, VRDN (a)	$ 15,500,000	$ 15,500,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.36% 11/7/11, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.13% 11/7/11, LOC Lloyds TSB Bank PLC, VRDN (a)	11,205,000	11,205,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.22% 11/7/11, LOC Bank of America NA, VRDN (a)	1,200,000	1,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	3,887,000	3,887,000
Series MS 3262 X, 0.15% 11/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,600,000	7,600,000
Series MT 776, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	4,895,000	4,895,000
Series Putters 1289, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,095,000	2,095,000
Series Putters 2559, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,775,000	1,775,000
Series Putters 3223, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,930,000	11,930,000
Series Putters 3384, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,870,000	1,870,000
Series RBC O2, 0.12% 11/7/11 (Liquidity Facility Royal Bank of Canada) (a)(e)	1,600,000	1,600,000
Series ROC II R 10381, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	6,105,000	6,105,000
Series ROC II R 11916, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	8,155,000	8,155,000
Series 1, 0.14% 11/10/11, CP	9,600,000	9,600,000
Series 7:
0.2% 6/4/12, CP	8,900,000	8,900,000
0.21% 6/4/12, CP	7,850,000	7,850,000
Series F2, 0.11% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,525,000	3,525,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series 2004 D2, 5% 11/1/11	10,185,000	10,185,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1075, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	$ 5,000,000	$ 5,000,000
Series BA 08 1079, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BA 08 1190, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	5,610,000	5,610,000
Series BC 11 6B, 0.12% 11/7/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,250,000	8,250,000
Series BC 11 7B, 0.12% 11/7/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000,000	5,000,000
Series BC 11 8B, 0.12% 11/7/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	9,300,000	9,300,000
Series Putters 3857, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series Putters 3868, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,750,000	3,750,000
New York City Trust Cultural Resources Rev.:
(The New York Botanical Garden Proj.) Series 2009 A, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	6,900,000	6,900,000
(The Pierpont Morgan Library Proj.) Series 2004, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Participating VRDN Series ROC II R 11927, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	3,400,000	3,400,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds Series 2011 A, 2% 7/1/12	2,410,000	2,437,205
New York Dorm. Auth. Personal Income Tax Rev.:
Bonds Series 2009 A, 3% 12/15/11	1,000,000	1,003,026
Participating VRDN:
Series Putters 3518, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,245,000	5,245,000
Series Putters 3698 Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,800,000	7,800,000
Series WF 11 88C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	1,390,000	1,390,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.14% 11/7/11, LOC HSBC Bank USA, NA, VRDN (a)	2,470,000	2,470,000
(City Univ. Proj.) Series 2008 C, 0.22% 11/7/11, LOC Bank of America NA, VRDN (a)	54,200,000	54,200,000
(College of New Rochelle Proj.) Series 2008, 0.2% 11/7/11, LOC RBS Citizens NA, VRDN (a)	16,300,000	16,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(Culinary Institute of America Proj.) Series 2004 D, 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	$ 7,425,000	$ 7,425,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.15% 11/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (a)	4,500,000	4,500,000
(Pratt Institute Proj.) Series 2009 A, 0.14% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	11,900,000	11,900,000
(The Culinary Institute of America Proj.) Series 2006, 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	8,175,000	8,175,000
(Univ. of Rochester Proj.) Series 2003 C, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	9,700,000	9,700,000
Bonds Series 2011 A, 2% 5/1/12	5,815,000	5,861,505
Participating VRDN:
Series BBT 08 18, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	15,350,000	15,350,000
Series EGL 06 47 Class A, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	51,905,000	51,905,000
Series EGL 07 0066, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	10,600,000	10,600,000
Series Putters 1955, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,140,000	10,140,000
Series ROC II R 11722, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	9,535,000	9,535,000
Series WF 11 116C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	7,800,000	7,800,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3155, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,810,000	6,810,000
Series Putters 3376, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(320 West 38th Street Hsg. Proj.):
Series 2008 A, 0.1% 11/7/11, LOC Wells Fargo Bank NA, VRDN (a)	38,000,000	38,000,000
Series 2009 A, 0.1% 11/7/11, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
(600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.11% 11/7/11, LOC Bank of New York, New York, VRDN (a)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.1% 11/7/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 1,000,000	$ 1,000,000
(Hegeman Residence Apts. Proj.) Series 2010 A, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.1% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	1,300,000	1,300,000
Series 2011 A1, 0.13% 11/8/11, LOC Wells Fargo Bank NA, VRDN (a)	10,100,000	10,100,000
Series 2011 A2, 0.13% 11/8/11, LOC Wells Fargo Bank NA, VRDN (a)	8,900,000	8,900,000
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.1% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,000,000	10,000,000
Series 2008 BAV, 0.1% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,930,000	5,930,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2008 A1, 0.11% 11/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	5,200,000	5,200,000
Series 2008 A2, 0.13% 11/7/11, LOC Bank of Tokyo-Mitsubishi, VRDN (a)	7,000,000	7,000,000
Series 2008 B4, 0.5% 11/7/11, LOC KBC Bank NV, VRDN (a)	12,800,000	12,800,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1, 0.09% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	15,025,000	15,025,000
Series 2A, 0.18% 12/8/11, LOC TD Banknorth, NA, CP	4,300,000	4,300,000
Series 2B, 0.15% 11/2/11, LOC Barclays Bank PLC, CP	6,200,000	6,200,000
Series 2C:
0.16% 1/4/12, LOC Royal Bank of Canada, CP	20,400,000	20,400,000
0.17% 12/6/11, LOC Royal Bank of Canada, CP	48,800,000	48,800,000
0.17% 2/2/12, LOC Royal Bank of Canada, CP	8,700,000	8,700,000
Series 2D, 0.12% 11/10/11, LOC Citibank NA, CP	18,000,000	18,000,000
New York Pwr. Auth.:
Bonds 0.19%, tender 3/1/12 (a)	17,885,000	17,885,000
Series 1:
0.14% 11/1/11, CP	8,000,000	8,000,000
0.14% 11/10/11, CP	7,500,000	7,500,000
0.16% 12/16/11, CP	3,200,000	3,200,000
0.17% 12/5/11, CP	19,722,000	19,722,000
0.17% 12/14/11, CP	7,343,000	7,343,000
0.18% 11/16/11, CP	2,470,000	2,470,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 1:
0.18% 12/6/11, CP	$ 1,965,000	$ 1,965,000
0.18% 12/9/11, CP	5,000,000	5,000,000
0.19% 1/12/12, CP	1,059,000	1,059,000
0.2% 12/1/11, CP	1,600,000	1,600,000
0.22% 7/16/12, CP	37,328,000	37,328,000
Series 2, 0.18% 12/7/11, CP	6,260,000	6,260,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A1, 0.11% 11/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)	2,300,000	2,300,000
New York State Envir. Facilities Corp. Rev. Bonds Series 2011 C, 2% 11/15/11	3,315,000	3,317,257
New York State Gen. Oblig.:
Bonds Series 2009 C, 3% 2/1/12	1,000,000	1,006,389
Participating VRDN Series WF 11 39C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	7,900,000	7,900,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,635,000	14,635,000
New York Urban Dev. Corp. Rev. Participating VRDN:
Series Putters 2283, 0.14% 11/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	16,610,000	16,610,000
Series Putters 2750, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
North Hempstead Gen. Oblig. BAN:
Series 2011 A, 2% 6/8/12	22,100,000	22,332,081
Series 2011 C, 1% 10/5/12	6,061,250	6,100,938
Penn Yan NY Central School District BAN 1% 12/20/11	7,800,000	7,806,041
Riverhead Central School District TAN 1.5% 6/28/12	14,000,000	14,109,987
Rondout Valley Central School District BAN 1.5% 6/14/12	5,300,000	5,333,538
Rotterdam-Mohonasen Central School District BAN 1.5% 7/6/12	4,800,000	4,831,701
Scotia Glenville Central School District BAN 1.5% 8/10/12	10,755,219	10,826,267
Shoreham-Wading River Central School District TAN 1.5% 6/28/12	2,800,000	2,810,197
Smithtown Central School District TAN 2% 6/29/12	8,000,000	8,089,949
Suffolk County Wtr. Auth. BAN Series 2011 A, 1.5% 4/1/12	12,600,000	12,658,411
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.15% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,265,000	3,265,000
Tarrytown BAN Series 2011 B, 1.5% 5/25/12	6,739,000	6,779,016
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Three Village Central School District TAN 1.25% 6/28/12	$ 4,300,000	$ 4,328,433
Tobacco Settlement Fing. Corp. Bonds:
Series 2003 A1-C 5% 6/1/12	4,000,000	4,109,080
Series 2008 B, 5% 6/1/12	2,565,000	2,635,288
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2001 A, 5% 1/1/12 (Pre-Refunded to 1/1/12 @ 100) (d)	2,460,000	2,478,720
Participating VRDN Series Putters 3685, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,605,000	5,605,000
Series 2005 B3, 0.17% 11/7/11 (Liquidity Facility Bank of America NA), VRDN (a)	32,935,000	32,935,000
West Seneca Central School District BAN 1.5% 12/1/11	5,500,000	5,504,448
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
		1,216,402,907
New York & New Jersey - 2.2%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Putters 1546, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,405,000	1,405,000
Series Putters 3862, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 11439, 0.15% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	7,200,000	7,200,000
Series 2008 2, 0.2% 11/7/11, VRDN (a)	13,810,000	13,810,000
Series B, 0.22% 2/8/12, CP	4,100,000	4,100,000
		30,515,000
Ohio - 1.2%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.4% 11/7/11, VRDN (a)	6,800,000	6,800,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.2% 11/7/11, LOC RBS Citizens NA, VRDN (a)	10,600,000	10,600,000
		17,400,000
Pennsylvania - 0.1%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.19% 11/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,590,000	1,590,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.1%
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	$ 1,985,000	$ 1,985,000
Washington - 0.3%
Washington Gen. Oblig. Participating VRDN Series BA 1212, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	4,640,000	4,640,000
Other - 8.3%
Fidelity Tax-Free Cash Central Fund, 0.12% (b)(c)	118,240,000	118,240,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,405,572,907)		1,405,572,907
NET OTHER ASSETS (LIABILITIES) - 0.7%		9,401,211
NET ASSETS - 100%		$ 1,414,974,118
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Security is prerefunded or escrowed to maturity.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 138,675
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2011, the cost of investment securities for income tax purposes was $1,405,572,735.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

October 31, 2011

1.809088.108

NFS-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.9%
	Principal Amount	Value
California - 0.2%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 D, 0.12% 11/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 5,000,000	$ 5,000,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000,000	5,000,000
		10,000,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.28% 11/7/11, LOC Bank of America NA, VRDN (c)(f)	1,500,000	1,500,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,000,000	4,000,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.33% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,900,000	1,900,000
		7,400,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.17% 11/7/11, LOC Freddie Mac, VRDN (c)(f)	7,350,000	7,350,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Provena Health Proj.) Series D, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,500,000	4,500,000
Indiana - 0.3%
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.19% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,610,000	3,610,000
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.) Series 1999 A, 0.15% 11/7/11, LOC PNC Bank NA, VRDN (c)(f)	10,000,000	10,000,000
		13,610,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.33% tender 11/14/11, CP mode	2,000,000	2,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.55% tender 11/3/11, CP mode (f)	7,500,000	7,500,000
		9,500,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.14% 11/7/11, VRDN (c)(f)	$ 4,700,000	$ 4,700,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.6% tender 11/18/11, CP mode	5,000,000	5,000,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004 M, 0.9% tender 11/4/11, CP mode	7,000,000	7,000,000
		12,000,000
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MT 775, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	8,900,000	8,900,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.6% tender 11/17/11, CP mode (f)	4,200,000	4,200,000
Series 1990 B, 0.75% tender 11/10/11, CP mode	8,400,000	8,400,000
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2006, 0.28% 11/7/11, LOC RBS Citizens NA, VRDN (c)	6,435,000	6,435,000
		19,035,000
New York - 82.6%
Amherst Gen. Oblig. BAN Series 2010 B, 1.5% 11/16/11	21,434,577	21,444,134
Bayport-Blue Point Union Free School District TAN 1.5% 6/28/12	10,500,000	10,578,380
Beacon City School District BAN 1% 6/29/12	10,000,000	10,012,347
Brewster Central School District BAN Series 2011 C, 1% 2/14/12	15,000,000	15,032,209
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,100,000	5,100,000
Central Islip Union Free School District TAN 1.5% 6/28/12	30,000,000	30,212,237
Cheektowaga Gen. Oblig. BAN 1% 7/19/12	21,380,000	21,469,436
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.3% 11/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,345,000	1,345,000
Clarkstown Central School District TAN 0.5% 11/4/11	14,500,000	14,500,363
Connetquot Central School District TAN 1.25% 6/28/12	34,000,000	34,202,553
East Hampton Union Free School District TAN 1.25% 6/28/12	7,300,000	7,346,293
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.27% 11/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	8,665,000	8,665,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Eastchester Union Free School District TAN 1% 2/29/12	$ 13,000,000	$ 13,031,327
Elwood Union Free School District TAN 1.5% 6/22/12	13,500,000	13,595,398
Hampton Bays Union Free School District TAN 1.5% 6/21/12	14,400,000	14,492,159
Herricks Union Free School District BAN 1.5% 5/16/12	7,695,000	7,738,696
Islip Gen. Oblig. BAN 1.25% 2/3/12	16,860,000	16,905,986
Kenmore-Tonawanda Union Free School District BAN 1.5% 7/25/12	23,000,000	23,176,995
Kings Park Central School District TAN 1.5% 6/22/12	18,000,000	18,128,700
Lancaster Gen. Oblig. BAN 1.5% 7/20/12	12,385,000	12,485,635
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 1998 A, 5.5% 12/1/11	1,730,000	1,736,986
0.23% 12/9/11, LOC JPMorgan Chase Bank, CP	23,800,000	23,800,000
Manhasset Union Free School District TAN 1.5% 6/21/12	10,000,000	10,079,452
Middle Country Century School District TAN 1.5% 6/28/12	31,000,000	31,230,970
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,350,000	12,350,000
Mount Sinai Union Free School District TAN 1.5% 6/29/12	11,500,000	11,588,240
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	71,320,000	71,320,000
Nassau County Interim Fin. Auth. Series 2008 B, 0.45% 11/7/11 (Liquidity Facility KBC Bank NV), VRDN (c)	49,550,000	49,550,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.18%, tender 11/28/11, LOC Wells Fargo Bank NA (c)	22,375,000	22,375,000
Series 2009 C2, 0.16%, tender 1/6/12, LOC Wells Fargo Bank NA (c)	21,400,000	21,400,000
New Rochelle City School District TAN 1.5% 6/29/12	13,500,000	13,601,030
New York City Gen. Oblig.:
Bonds:
Series 2008 A1, 5% 8/1/12	1,000,000	1,035,078
Series 2008 G, 5% 8/1/12	1,000,000	1,035,202
Series 2010 E, 3% 8/1/12	2,415,000	2,464,215
Series B1, 3% 9/1/12	2,000,000	2,045,165
Participating VRDN:
ROC II R 11636, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	7,760,000	7,760,000
Series BA 08 1052, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,425,000	4,425,000
Series Putters 2949, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,170,000	14,170,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2951, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 3,065,000	$ 3,065,000
Series Putters 3118, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,180,000	5,180,000
Series Putters 3217, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	16,905,000	16,905,000
Series RBC O3, 0.12% 11/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	5,000,000	5,000,000
Series Solar 07 91, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,035,000	10,035,000
Series 1995 B8, 0.26% 11/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	11,000,000	11,000,000
Series 1995 B9, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,900,000	9,900,000
Series 1995 F5, 0.26% 11/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	14,680,000	14,680,000
Series 2003 C2, 0.26% 11/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,810,000	4,810,000
Series 2004 A2, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	16,450,000	16,450,000
Series 2004 A3, 0.12% 11/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	4,840,000	4,840,000
Series 2004 A6, 0.11% 11/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)	16,475,000	16,475,000
Series 2004 H2 0.1% 11/7/11, LOC Bank of New York, New York, VRDN (c)	1,000,000	1,000,000
Series 2006 I4, 0.11% 11/7/11, LOC Bank of New York, New York, VRDN (c)	5,000,000	5,000,000
Series 2008 J11, 0.6% 11/7/11 (Liquidity Facility KBC Bank NV), VRDN (c)	17,700,000	17,700,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	12,890,000	12,890,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.17% 11/7/11, LOC RBS Citizens NA, VRDN (c)	38,600,000	38,600,000
(Bruckner by the Bridge Proj.) Series 2008 A, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	35,100,000	35,100,000
(Cook Street Apts. Proj.) Series A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,680,000	4,680,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.14% 11/7/11, LOC Citibank NA, VRDN (c)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.13% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 5,430,000	$ 5,430,000
(270 East Burnside Avenue Apts.) Series A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,400,000	6,400,000
(89 Murray St. Proj.) Series A, 0.12% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,000,000	4,000,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	6,660,000	6,660,000
(Aldus Street Apts. Proj.) Series A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	1,035,000	1,035,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.14% 11/7/11, LOC Citibank NA, VRDN (c)(f)	21,500,000	21,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.12% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.15% 11/7/11, LOC Citibank NA, VRDN (c)(f)	10,700,000	10,700,000
(Louis Nine Boulevard Apts. Proj.) Series A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,300,000	7,300,000
(Peter Cintron Apts. Proj.) Series C, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,840,000	7,840,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.12% 11/7/11, LOC Freddie Mac, VRDN (c)(f)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.13% 11/7/11, LOC Freddie Mac, VRDN (c)(f)	26,500,000	26,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.15% 11/7/11, LOC Citibank NA, VRDN (c)(f)	4,365,000	4,365,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.12% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	20,000,000	20,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	8,400,000	8,400,000
(255 West 9th Street Proj.) Series 2001 A, 0.12% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	3,500,000	3,500,000
(Brittany Dev. Proj.) Series A, 0.12% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	18,200,000	18,200,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Linden Plaza Proj.) Series 2008 A, 0.13% 11/7/11, LOC Freddie Mac, VRDN (c)(f)	$ 69,615,000	$ 69,615,000
(One Columbus Place Dev. Proj.) Series A, 0.12% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	44,885,000	44,885,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	54,700,000	54,700,000
(Sierra Dev. Proj.) Series A, 0.12% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	41,935,000	41,935,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	1,500,000	1,500,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.25% 11/7/11, LOC RBS Citizens NA, VRDN (c)	53,795,000	53,795,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Casa Proj.) Series 2000, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	11,270,000	11,270,000
(Planned Parenthood Proj.) 0.36% 11/7/11, LOC Bank of America NA, VRDN (c)	1,960,000	1,960,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.16% 11/7/11, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	36,000,000	36,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
(Korean Airlines Proj.):
Series 1997 A, 0.14% 11/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	37,300,000	37,300,000
Series 1997 B, 0.14% 11/7/11, LOC HSBC Bank USA, NA, VRDN (c)(f)	14,100,000	14,100,000
(New York Stock Exchange Proj.) Series 2004 B, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	4,500,000	4,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2002 A, 5.25% 6/15/12	1,500,000	1,546,209
Participating VRDN:
Series 07 1038, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	35,770,000	35,770,000
Series BA 08 1192, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	1,925,000	1,925,000
Series BA 08 1206, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series EGL 06 74 Class A, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 13,000,000	$ 13,000,000
Series EGL 07 0157, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	19,800,000	19,800,000
Series EGL 7050083 Class A, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	28,015,000	28,015,000
Series Floaters 3129, 0.14% 11/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	12,220,000	12,220,000
Series MS 3274 X, 0.14% 11/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	8,665,000	8,665,000
Series MT 739, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	6,420,000	6,420,000
Series MT 740, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	7,250,000	7,250,000
Series PT 3992, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	4,200,000	4,200,000
Series Putters 1289, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,980,000	3,980,000
Series Putters 2559, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,335,000	5,335,000
Series Putters 3384, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,875,000	1,875,000
Series Putters 3496Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,025,000	8,025,000
Series Putters 3497Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,260,000	13,260,000
Series RBC O2, 0.12% 11/7/11 (Liquidity Facility Royal Bank of Canada) (c)(g)	3,400,000	3,400,000
Series ROC II R 11556, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,065,000	9,065,000
Series ROC II R 11635, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,000,000	10,000,000
Series ROC II R 11930, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,715,000	9,715,000
Series ROC II R 11931, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,815,000	6,815,000
Series ROC II R 11966, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	7,100,000	7,100,000
Series ROC II R 12320, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	11,300,000	11,300,000
Series ROC II R380, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,300,000	13,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 1, 0.14% 11/10/11, CP	$ 30,400,000	$ 30,400,000
Series 2008 B1, 0.1% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,425,000	2,425,000
Series 7:
0.2% 6/4/12, CP	27,850,000	27,850,000
0.21% 6/4/12, CP	24,000,000	24,000,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series 2004 D2, 5% 11/1/11	1,000,000	1,000,000
Participating VRDN:
Series BA 08 1075, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,000,000	5,000,000
Series BA 08 1079, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,000,000	5,000,000
Series BA 08 3505, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,035,000	4,035,000
Series Putters 3218, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,300,000	5,300,000
Series Putters 3544, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,655,000	10,655,000
Series ROC II R 11903, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,800,000	5,800,000
Series ROC II R 11971, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,665,000	4,665,000
Series ROC II R 11972, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	1,485,000	1,485,000
Series ROC II R 12319, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,500,000	9,500,000
Series WF 11 7C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	11,800,000	11,800,000
Series WF 11-21C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	2,000,000	2,000,000
Series 1999 A2, 0.11% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,600,000	24,600,000
Series 2001 A, 0.11% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	9,500,000	9,500,000
Subseries F5, 0.1% 11/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	24,900,000	24,900,000
New York City Trust Cultural Resources Rev.:
(The New York Botanical Garden Proj.) Series 2009 A, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	23,300,000	23,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Trust Cultural Resources Rev.: - continued
Participating VRDN:
Series Putters 3680, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 3,500,000	$ 3,500,000
Series ROC II R 11927, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,600,000	2,600,000
New York Dorm. Auth. Personal Income Tax Rev.:
Bonds Series 2011 E, 5% 8/15/12	18,405,000	19,093,220
Participating VRDN:
Series 3792Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,440,000	6,440,000
Series BA 08 1189, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	6,750,000	6,750,000
Series MS 3275, 0.14% 11/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,000,000	5,000,000
Series Putters 3239, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,075,000	5,075,000
Series Putters 3281Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,015,000	7,015,000
Series Putters 3518, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,240,000	6,240,000
Series Putters 3698 Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,465,000	5,465,000
Series Putters 3800, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,500,000	2,500,000
Series Putters 3875, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,000,000	7,000,000
Series ROC II R 11978, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,000,000	5,000,000
Series ROC II R 11984, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,000,000	5,000,000
Series WF 11 88C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,000,000	9,000,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)	188,450,000	188,450,000
(College of New Rochelle Proj.) Series 2008, 0.2% 11/7/11, LOC RBS Citizens NA, VRDN (c)	19,700,000	19,700,000
(Culinary Institute of America Proj.) Series 2004 D, 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	1,800,000	1,800,000
(Fordham Univ. Proj.) Series 2008 A2, 0.15% 11/7/11, LOC Bank of America NA, VRDN (c)	2,800,000	2,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.15% 11/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)	$ 67,275,000	$ 67,275,000
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 C, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,400,000	9,400,000
(Univ. of Rochester Proj.) Series 2003 C, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	25,365,000	25,365,000
Participating VRDN:
ROC II R 11944, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,000,000	6,000,000
Series PT 4623, 0.14% 11/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	17,680,000	17,680,000
Series Putters 3382, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995,000	4,995,000
Series Putters 3383, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,905,000	11,905,000
Series Putters 3803, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,000,000	6,000,000
Series ROC II R 11722, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,735,000	2,735,000
Series ROC II R 11975, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,790,000	2,790,000
Series ROCS II R 11955, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	9,000,000	9,000,000
Series 2006 A2:
0.1% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	7,000,000	7,000,000
0.1% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	2,300,000	2,300,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series ROC II R 11945, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,490,000	5,490,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,200,000	12,200,000
Series 2000 A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	21,000,000	21,000,000
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	12,700,000	12,700,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	19,000,000	19,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.12% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 2,000,000	$ 2,000,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 0.13% 11/7/11, LOC Bank of New York, New York, VRDN (c)(f)	129,335,000	129,335,000
Series 2008 A, 0.14% 11/7/11, LOC Bank of New York, New York, VRDN (c)(f)	50,000,000	50,000,000
(66 West 38th Street Hsg. Proj.) Series A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,750,000	4,750,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.12% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	10,000,000	10,000,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	30,500,000	30,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.13% 11/7/11, LOC Freddie Mac, VRDN (c)(f)	58,500,000	58,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.13% 11/7/11, LOC Freddie Mac, VRDN (c)(f)	54,400,000	54,400,000
(Clinton Green North Hsg. Proj.) Series 2005 A, 0.13% 11/7/11, LOC Freddie Mac, VRDN (c)(f)	10,000,000	10,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.12% 11/7/11, LOC Freddie Mac, VRDN (c)(f)	8,650,000	8,650,000
(Helena Hsg. Proj.) Series 2003 A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	32,000,000	32,000,000
(Saville Hsg. Proj.) Series 2002 A, 0.12% 11/7/11, LOC Freddie Mac, VRDN (c)(f)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.17% 11/7/11, LOC Freddie Mac, VRDN (c)(f)	15,100,000	15,100,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.17% 11/7/11, LOC Freddie Mac, VRDN (c)(f)	4,100,000	4,100,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.15% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	19,300,000	19,300,000
(West 20th Street Proj.) Series A:
0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,400,000	4,400,000
0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	7,300,000	7,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 33rd Street Hsg. Proj.) Series A, 0.12% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	$ 1,000,000	$ 1,000,000
(West 37th St. Hsg. Proj.):
Series 2008 A, 0.14% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,900,000	9,900,000
Series 2009 A, 0.11% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,500,000	3,500,000
(West 38th Street Hsg. Proj.) Series A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	4,000,000	4,000,000
(Worth Street Hsg. Proj.) Series A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	1,100,000	1,100,000
Series 2004 A, 0.13% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	28,800,000	28,800,000
Series 2010 A, 0.1% 11/7/11, LOC Wells Fargo Bank NA, VRDN (c)	19,800,000	19,800,000
Series 2011 A1, 0.13% 11/8/11, LOC Wells Fargo Bank NA, VRDN (c)	34,900,000	34,900,000
Series 2011 A2, 0.13% 11/8/11, LOC Wells Fargo Bank NA, VRDN (c)	31,100,000	31,100,000
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.1% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	20,000,000	20,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN Series ROCS II R 12299, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	11,385,000	11,385,000
Series 2008 A1, 0.11% 11/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	37,435,000	37,435,000
Series 2008 A2, 0.13% 11/7/11, LOC Bank of Tokyo-Mitsubishi, VRDN (c)	23,455,000	23,455,000
New York Metropolitan Trans. Auth. Rev.:
Series 2, 0.17% 11/3/11, LOC Royal Bank of Canada, CP	18,000,000	18,000,000
Series 2A, 0.18% 12/8/11, LOC TD Banknorth, NA, CP	11,325,000	11,325,000
Series 2B, 0.15% 11/2/11, LOC Barclays Bank PLC, CP	13,800,000	13,800,000
Series 2C:
0.16% 1/4/12, LOC Royal Bank of Canada, CP	16,600,000	16,600,000
0.17% 12/6/11, LOC Royal Bank of Canada, CP	14,600,000	14,600,000
0.17% 2/2/12, LOC Royal Bank of Canada, CP	30,300,000	30,300,000
Series 2D, 0.12% 11/10/11, LOC Citibank NA, CP	48,200,000	48,200,000
Series B, 0.15% 11/7/11, LOC Barclays Bank PLC, CP	19,300,000	19,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.:
Bonds 0.19%, tender 3/1/12 (c)	$ 51,400,000	$ 51,400,000
Series 1:
0.14% 11/1/11, CP	12,000,000	12,000,000
0.14% 11/4/11, CP	16,000,000	16,000,000
0.14% 11/10/11, CP	15,060,000	15,060,000
0.15% 11/1/11, CP	5,000,000	5,000,000
0.16% 12/15/11, CP	5,000,000	5,000,000
0.16% 12/16/11, CP	13,600,000	13,600,000
0.17% 11/2/11, CP	17,500,000	17,500,000
0.17% 12/5/11, CP	12,500,000	12,500,000
0.17% 12/14/11, CP	8,357,000	8,357,000
0.17% 1/5/12, CP	10,000,000	10,000,000
0.18% 11/16/11, CP	10,530,000	10,530,000
0.18% 12/6/11, CP	11,165,000	11,165,000
0.18% 12/9/11, CP	6,000,000	6,000,000
0.19% 1/12/12, CP	4,512,000	4,512,000
0.22% 7/16/12, CP	29,160,000	29,160,000
Series 2, 0.18% 12/7/11, CP	16,550,000	16,550,000
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 A, 5.25% 5/15/12	1,635,000	1,676,967
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C2, 0.14% 11/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	28,000,000	28,000,000
Series 2004 C3, 0.12% 11/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	6,000,000	6,000,000
Series 2005 A2, 0.11% 11/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)	4,900,000	4,900,000
New York State Gen. Oblig.:
Bonds:
Series 2009 A, 4% 2/15/12	1,280,000	1,293,926
Series 2009 C, 3% 2/1/12	1,000,000	1,006,451
Series 2011 A, 3% 2/15/12	11,995,000	12,085,266
Series A, 3.5% 3/15/12	1,000,000	1,011,463
Participating VRDN Series ROC II R 11936, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	16,800,000	16,800,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series 07 102, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	2,000,000	2,000,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN Series MT 698, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	4,685,000	4,685,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev.:
Series 2008 D, 5% 1/1/12	$ 1,795,000	$ 1,808,435
Participating VRDN Series Putters 2750, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,055,000	14,055,000
Newburgh City School District BAN:
1% 7/13/12	15,000,000	15,061,305
1.5% 12/16/11	18,432,968	18,452,376
North Hempstead Gen. Oblig. BAN:
Series 2011 A, 2% 6/8/12	12,082,500	12,209,002
Series 2011 C, 1% 10/5/12	20,300,000	20,432,921
North Tonawanda City School District BAN 1.25% 9/20/12	19,860,000	19,999,975
Penn Yan NY Central School District BAN 1% 12/20/11	23,930,638	23,949,173
Port Jervis NY City School District BAN 1% 6/29/12	9,500,000	9,500,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.8% 11/7/11, LOC Citibank NA, VRDN (c)(f)	990,000	990,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.15% 11/7/11, LOC TD Banknorth, NA, VRDN (c)	14,195,000	14,195,000
Rocky Point Union Free School District TAN 1.25% 6/28/12	5,000,000	5,027,759
Rondout Valley Central School District BAN 1.5% 6/14/12	16,360,000	16,463,526
Rotterdam-Mohonasen Central School District BAN 1.5% 7/6/12	15,331,950	15,433,206
SAG Hbr. Union Free School District TAN 1.5% 6/21/12	9,000,000	9,043,328
Shoreham-Wading River Central School District TAN 1.5% 6/28/12	9,200,000	9,233,506
Smithtown Central School District TAN 2% 6/29/12	27,000,000	27,303,577
Southampton Union Free School District TAN 1.5% 6/21/12	11,000,000	11,085,374
Suffolk County Wtr. Auth. BAN Series 2011 A, 1.5% 4/1/12	37,400,000	37,573,379
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.15% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000,000	2,000,000
Three Village Central School District TAN 1.25% 6/28/12	14,700,000	14,797,200
Tobacco Settlement Fing. Corp. Bonds Series 2008 B, 5% 6/1/12	4,000,000	4,106,707
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series Putters 3330, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	36,730,000	36,730,000
Series ROC II R11934, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,750,000	3,750,000
Series 2005 B3, 0.17% 11/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	68,505,000	68,505,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
West Seneca Central School District BAN 1.5% 12/1/11	$ 14,500,000	$ 14,511,727
Westhampton Beach Union Free School District TAN 1.5% 6/28/12	9,000,000	9,064,872
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.11% 11/7/11, LOC JPMorgan Chase Bank, VRDN (c)	19,525,000	19,525,000
		4,070,819,036
New York & New Jersey - 7.7%
Port Auth. of New York & New Jersey:
Bonds 169th Series, 3% 10/15/12 (b)(f)	12,405,000	12,713,264
Participating VRDN:
Series BA 07 1043, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (c)(g)	14,175,000	14,175,000
Series BA 08 1055, 0.27% 11/7/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	15,580,000	15,580,000
Series BA 08 1066, 0.31% 11/7/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,230,000	5,230,000
Series BA 08 1067, 0.27% 11/7/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	16,840,000	16,840,000
Series BA 08 1107, 0.27% 11/7/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	8,085,000	8,085,000
Series BC 11 17B, 0.12% 11/7/11 (Liquidity Facility Barclays Bank PLC) (a)(c)(g)	2,150,000	2,150,000
Series EGL 06 107 Class A, 0.19% 11/7/11 (Liquidity Facility Citibank NA) (c)(f)(g)	81,600,000	81,600,000
Series MS 3249, 0.15% 11/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	4,000,000	4,000,000
Series MS 3266, 0.14% 11/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,050,000	5,050,000
Series Putters 1546, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,335,000	12,335,000
Series Putters 2945, 0.21% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,665,000	1,665,000
Series Putters 3090, 0.21% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,550,000	5,550,000
Series Putters 3114, 0.21% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	15,790,000	15,790,000
Series Putters 3115, 0.21% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,660,000	6,660,000
Series Putters 3523, 0.22% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,365,000	7,365,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R 11715, 0.2% 11/7/11 (Liquidity Facility Citibank NA) (c)(f)(g)	$ 11,250,000	$ 11,250,000
Series ROC II R 11743, 0.19% 11/7/11 (Liquidity Facility Citibank NA) (c)(f)(g)	11,205,000	11,205,000
Series ROC II R 238, 0.19% 11/7/11 (Liquidity Facility Citibank NA) (c)(f)(g)	6,925,000	6,925,000
Series ROC II R 664, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,995,000	2,995,000
Series WF 08 2C, 0.19% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	8,710,000	8,710,000
Series 1991 2, 0.22% 11/30/11, VRDN (c)(f)(h)	6,400,000	6,400,000
Series 2004 3, 0.2% 11/7/11, VRDN (c)	5,365,000	5,365,000
Series A:
0.17% 12/8/11, CP (f)	14,700,000	14,700,000
0.17% 2/9/12, CP (f)	9,230,000	9,230,000
0.19% 2/2/12, CP (f)	12,000,000	12,000,000
0.19% 2/8/12, CP (f)	12,500,000	12,500,000
Series A. 0.17% 2/16/12, CP (f)	13,930,000	13,930,000
Series B:
0.12% 11/10/11, CP	13,035,000	13,035,000
0.16% 1/12/12, CP	8,110,000	8,110,000
0.16% 1/12/12, CP	3,020,000	3,020,000
0.21% 11/15/11, CP	12,365,000	12,365,000
0.22% 2/8/12, CP	11,990,000	11,990,000
		378,518,264
Ohio - 0.6%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.4% 11/7/11, VRDN (c)	9,600,000	9,600,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.2% 11/7/11, LOC RBS Citizens NA, VRDN (c)	10,800,000	10,800,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Series H, 1% 11/7/11 (Liquidity Facility KBC Bank NV), VRDN (c)(f)	1,940,000	1,940,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.15% 11/7/11 (Liquidity Facility Citibank NA), VRDN (c)(f)	5,200,000	5,200,000
		27,540,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.1%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.19% 11/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 4,875,000	$ 4,875,000
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.23% 11/7/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,650,000	2,650,000
		7,525,000
Texas - 0.5%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.22% 11/7/11, LOC Bank of America NA, VRDN (c)(f)	10,000,000	10,000,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.14% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	4,000,000	4,000,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) 0.17% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (c)(f)	3,500,000	3,500,000
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.18% 11/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	4,990,000	4,990,000
		22,490,000
Utah - 0.1%
Utah Hsg. Corp. Single Family Mtg. Rev. Series 2002 F1, 0.16% 11/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,780,000	2,780,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.27% 11/7/11 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,800,000	5,800,000
Municipal Securities - continued
	Shares	Value
Other - 7.3%
Fidelity Municipal Cash Central Fund, 0.14% (d)(e)	359,286,000	$ 359,286,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,971,753,300)		4,971,753,300
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(44,312,444)
NET ASSETS - 100%		$ 4,927,440,856
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,150,000 or 0.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.22% 11/30/11, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 345,716
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2011, the cost of investment securities for income tax purposes was $4,971,753,300.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2011